UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09013
Eaton Vance Senior Income Trust
(Exact Name of registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report December 31, 2008

EATON VANCE SENIOR INCOME TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Senior Income Trust as of December 31, 2008
INVESTMENT UPDATE
Scott H. Page, CFA
Co-Portfolio Manager
John Redding
Co-Portfolio Manager
Economic and Market Conditions
•	During the six months ended December 31, 2008, credit markets experienced unprecedented volatility. The bank loan market was no exception. The subprime crisis of 2007 expanded in 2008 to include nearly all credit instruments, which, in turn, caused the world economy to slip into recession. The period was a rollercoaster for the loan market and for Eaton Vance Senior Income Trust (the Trust). Total return for the S&P/ LSTA Leveraged Loan Index (the Index) through the first three months of the period was -6.98%; disappointing, but given the environment, not especially bad compared to other markets. September 2008 brought a series of events that rattled the markets more deeply: the bail-outs of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, the rescue of American International Group, Inc., and a litany of unprecedented steps by the U.S. Treasury and Federal Reserve to stabilize the credit markets.

•	In the Trust’s second fiscal quarter, the Index declined 22.95%, by far its worst quarterly showing ever. The average loan price in the Trust was 59.8% of par at December 31, 2008. Although statistics vary with respect to recovery rates of loans in default, the historical rate has been approximately 70% of par. As such, bank loan prices at period end were approaching levels that implied near universal default. At December 31, 2008, 2.6% of the Trust’s loan investments were in default versus 3.7% for the Index.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
•	While there is little doubt that a recession would bring higher default rates, it is difficult to reconcile recent trading levels with market fundamentals. A range of credit statistics and criteria used to monitor creditworthiness suggested that overall credit quality appeared to be in line with historical patterns. Despite this, bank loans traded below historical recovery levels, implying a near 100% default rate. The most compelling explanation for the market’s depressed trading level was that there were more sellers of bank loans than buyers. Some selling was forced, especially by hedge funds and structured investment vehicles unable to meet margin requirements. Some selling was voluntary, as redemptions from mutual funds were significant throughout the period. In addition, many hard-pressed banks and investment banks that typically make markets in bank loans were hesitant to own loans, making trading more volatile. Later in the period, there were signs that many institutional investors were attracted to the asset class by record low loan prices. However, selling outweighed buying, pushing loan prices lower.
Management Discussion
•	The Trust is a closed-end fund and trades on the New York Stock Exchange under the symbol “EVF.” The Trust’s investment objective is to provide a high level of current income. Secondarily, it may also seek preservation of capital to the extent consistent with its primary goal of high current income. Normally, the
Eaton Vance Senior Income Trust
Total Return Performance 6/30/08 — 12/31/08

NYSE Symbol		EVF
At Net Asset Value (NAV)[1]		-50.04%
At Share Price[1]		-45.62%
S&P/LSTA Leveraged Loan Index[2]		-28.32%

Premium/(Discount) to NAV at 12/31/08		-3.67%
Total Distributions per common share		$0.258
Distribution Rate[3]	At NAV	14.54%
	At Share Price	15.13%
Please refer to page 3 for additional performance information.

[1]	Performance results reflect the effect of leverage.

[2]	It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

[3]	The Distribution Rate is based on the Trust’s most recent monthly distribution per share (annualized) divided by the Trust’s NAV or share price at the end of the period. The Trust’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Eaton Vance Senior Income Trust as of December 31, 2008
INVESTMENT UPDATE
Trust invests at least 80% of its total assets in senior, secured floating-rate loans (“senior loans”). The investment adviser seeks to invest in a portfolio of senior loans that will be less volatile over time than the general loan market. The Trust may also purchase investments, such as second lien loans and high-yield bonds, and employs leverage, which may increase risk.

•	The Trust’s performance for the six months ended December 31, 2008, was negatively impacted by issues affecting the broader bank loan market. The effect of leverage was the primary factor contributing to the Trust’s underperformance relative to the Index. The Trust also had an investment of approximately 8.5% in European loans. Loan prices in Europe have underperformed relative to their U.S. counterparts.

•	At December 31, 2008, the Trust’s investments included senior loans to 376 borrowers spanning 39 industries, with an average loan size of 0.23% of total investments. No industry constituted more than 9% of total investments. Health care, business equipment and services, leisure goods/activities/movies, cable and satellite television, and chemicals and plastics were the top industry weightings. The Trust had less than 1.5% exposure to homebuilders and none to subprime or prime mortgage lenders during the period.

•	At December 31, 2008, the Trust’s outstanding leverage of approximately 46.4% of total assets[1] consisted of auction preferred shares issued by the Trust (“APS”) and borrowings under a revolving credit and security agreement with conduit lenders and a bank. Pursuant to applicable law and provisions of the Trust’s governing documents relating to the use of leverage, the Trust may not declare dividends or other distributions on common shares if it does not maintain asset coverage in certain prescribed amounts. As a result of the sharp declines in the value of the Trust’s investments in recent months, the Trust sold investments to reduce outstanding leverage and maintain the required asset coverage. For this reason, outstanding borrowings were reduced by $103 million. If credit markets remain volatile, additional actions may be required to maintain asset coverage, including additional sales of investments and a possible reduction in dividend payment rates. In the event of an improvement in asset coverage, the Trust has the ability to increase borrowings under the revolving credit and security agreement.

[1]	In the event of a rise in long-term interest rates or a decline in bank loan prices due to market conditions, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares and debt financing.
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Senior Income Trust as of December 31, 2008
INVESTMENT UPDATE
Trust Performance1

New York Stock Exchange Symbol	EVF

Average Annual Total Return (at share price, NYSE)
Six Months	-45.62%
One Year	-47.24
Five Years	-11.90
Ten Years	-2.46
Life of Trust (10/30/98)	-2.98

Average Annual Total Return (at net asset value)
Six Months	-50.04%
One Year	-51.19
Five Years	-10.12
Ten Years	-2.67
Life of Trust (10/30/98)	-2.62

1	Performance results reflect the effect of leverage.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Composition
Top Ten Holdings2
By total investments

Georgia-Pacific Corp.	1.1%
FairPoint Communications, Inc.	0.9
UPC Broadband Holding B.V.	0.9
HCA, Inc.	0.9
Idearc, Inc.	0.8
Metro-Goldwyn-Mayer Holdings, Inc.	0.8
Centennial Cellular Operating Co., LLC	0.8
Provimi Group SA	0.7
Rite Aid Corp.	0.7
Regal Cinemas Corp.	0.7

[2]	Reflects the Trust’s investments Top Ten Holdings represented as of 12/31/08. 8.3% of the Trust’s total investments and are shown as a percentage of the Trust’s total investments.
Top Five Industries3
By total investments

Healthcare	9.0%
Business Equipment and Services	6.8
Leisure Goods/Activities/Movies	6.0
Cable and Satellite Television	5.9
Chemicals and Plastics	5.3

[3]	Reflects the Trust’s investments as of 12/31/08. Industries are shown as a percentage of the Trust’s total investments.
Credit Quality Ratings for
Total Loan investments4
By total loan investments

Baa	1.3%
Ba	45.9
B	36.1
Caa	5.0
Non-Rated [5]	11.7

[4]	Credit Quality ratings are those provided by Moody’s Investors Service, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 12/31/08. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently-issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[5]	Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 162.4%(1)
Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 4.6%

ACTS Aero Technical Support & Service, Inc.
	375,547	Term Loan, 7.89%, Maturing October 5, 2014	$65,721
Colt Defense, LLC
	489,460	Term Loan, 4.04%, Maturing July 9, 2014	391,568
DAE Aviation Holdings, Inc.
	222,606	Term Loan, 6.28%, Maturing July 31, 2014	116,868
	219,444	Term Loan, 7.17%, Maturing July 31, 2014	115,208
Evergreen International Aviation
	599,760	Term Loan, 9.00%, Maturing October 31, 2011	365,854
Hawker Beechcraft Acquisition
	1,520,454	Term Loan, 2.79%, Maturing March 26, 2014	798,999
	89,281	Term Loan, 3.46%, Maturing March 26, 2014	46,917
Hexcel Corp.
	252,581	Term Loan, 5.14%, Maturing March 1, 2012	213,431
IAP Worldwide Services, Inc.
	473,959	Term Loan, 8.25%, Maturing December 30, 2012(4)	296,224
Spirit AeroSystems, Inc.
	619,746	Term Loan, 6.50%, Maturing December 31, 2011	523,685
TransDigm, Inc.
	1,375,000	Term Loan, 3.50%, Maturing June 23, 2013	1,108,937
Vought Aircraft Industries, Inc.
	1,092,271	Term Loan, 2.97%, Maturing December 17, 2011	797,358
	497,650	Term Loan, 7.50%, Maturing December 22, 2011	394,388
Wesco Aircraft Hardware Corp.
	972,500	Term Loan, 2.72%, Maturing September 29, 2013	743,962

			$5,979,120

Air Transport — 1.3%

Airport Development and Investment, Ltd.
GBP	782,900	Term Loan — Second Lien, 6.05%, Maturing April 7, 2011	$448,369
Delta Air Lines, Inc.
	1,136,472	Term Loan — Second Lien, 5.15%, Maturing April 30, 2014	578,464
Northwest Airlines, Inc.
	846,186	DIP Loan, 3.44%, Maturing August 21, 2009	625,271

			$1,652,104

Automotive — 5.4%

Accuride Corp.
	862,448	Term Loan, 5.56%, Maturing January 31, 2012	$596,706
Adesa, Inc.
	1,129,578	Term Loan, 3.71%, Maturing October 18, 2013	642,447
Affina Group, Inc.
	284,032	Term Loan, 6.42%, Maturing November 30, 2011	144,856
Allison Transmission, Inc.
	558,194	Term Loan, 4.58%, Maturing September 30, 2014	314,582
Chrysler Financial
	968,901	Term Loan, 6.00%, Maturing August 1, 2014	509,365
CSA Acquisition Corp.
	177,215	Term Loan, 4.00%, Maturing December 23, 2011	77,532
	442,750	Term Loan, 4.00%, Maturing December 23, 2011	193,703
Dayco Products, LLC
	938,911	Term Loan, 6.77%, Maturing June 21, 2011	320,795
Federal-Mogul Corp.
	769,172	Term Loan, 3.49%, Maturing December 27, 2014	343,243
	595,490	Term Loan, 2.64%, Maturing December 27, 2015	265,737
Ford Motor Co.
	931,000	Term Loan, 5.00%, Maturing December 15, 2013	379,382
General Motors Corp.
	1,748,881	Term Loan, 5.80%, Maturing November 29, 2013	803,861
Goodyear Tire & Rubber Co.
	1,300,000	Term Loan — Second Lien, 2.22%, Maturing April 30, 2010	835,250
HLI Operating Co., Inc.
EUR	21,818	Term Loan, 5.25%, Maturing May 30, 2014	13,041
EUR	372,509	Term Loan, 6.14%, Maturing May 30, 2014	248,547
Keystone Automotive Operations, Inc.
	451,679	Term Loan, 5.31%, Maturing January 12, 2012	186,317
LKQ Corp.
	516,925	Term Loan, 3.45%, Maturing October 12, 2014	390,278
TriMas Corp.
	126,563	Term Loan, 4.45%, Maturing August 2, 2011	72,141
	536,098	Term Loan, 5.01%, Maturing August 2, 2013	305,576
United Components, Inc.
	590,152	Term Loan, 4.39%, Maturing June 30, 2010	410,155

			$7,053,514

Beverage and Tobacco — 0.1%

Culligan International Co.
EUR	500,000	Term Loan — Second Lien, 8.40%, Maturing May 31, 2013	$142,480

			$142,480

Brokers, Dealers and Investment Houses — 0.7%

AmeriTrade Holding Corp.
	1,025,427	Term Loan, 2.38%, Maturing December 31, 2012	$865,525

			$865,525

Building and Development — 5.9%

AIMCO Properties, L.P.
	2,050,000	Term Loan, 2.94%, Maturing March 23, 2011	$1,435,000
Beacon Sales Acquisition, Inc.
	366,562	Term Loan, 5.61%, Maturing September 30, 2013	247,430
Brickman Group Holdings, Inc.
	786,000	Term Loan, 3.44%, Maturing January 23, 2014	479,460

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Building and Development (continued)

Capital Automotive (REIT)
	674,441	Term Loan, 3.19%, Maturing December 16, 2010	278,544
Epco/Fantome, LLC
	726,000	Term Loan, 3.10%, Maturing November 23, 2010	682,440
Hovstone Holdings, LLC
	327,500	Term Loan, 5.46%, Maturing February 28, 2009	184,546
LNR Property Corp.
	1,320,000	Term Loan, 6.69%, Maturing July 3, 2011	627,000
Metroflag BP, LLC
	300,000	Term Loan — Second Lien, 0.00%, Maturing June 30, 2009(2)	45,000
Mueller Water Products, Inc.
	1,193,643	Term Loan, 4.47%, Maturing May 24, 2014	810,186
November 2005 Land Investors
	151,681	Term Loan, 4.46%, Maturing May 9, 2011(4)	91,009
Panolam Industries Holdings, Inc.
	662,910	Term Loan, 3.21%, Maturing September 30, 2012	430,891
Re/Max International, Inc.
	489,444	Term Loan, 6.09%, Maturing December 17, 2012	345,058
	492,679	Term Loan, 10.23%, Maturing December 17, 2012	347,338
South Edge, LLC
	421,875	Term Loan, 0.00% Maturing October 31, 2009(2)	58,008
TRU 2005 RE Holding Co.
	2,200,000	Term Loan, 4.87%, Maturing December 9, 2009	1,035,833
United Subcontractors, Inc.
	454,940	Term Loan — Second Lien, 12.42%, Maturing June 27, 2013(3)(4)	172,877
Wintergames Acquisition ULC
	509,684	Term Loan, 7.97%, Maturing April 24, 2009	333,843

			$7,604,463

Business Equipment and Services — 11.1%

ACCO Brands Corp.
	$215,250	Term Loan, 7.81%, Maturing August 17, 2012	$171,124
Activant Solutions, Inc.
	842,443	Term Loan, 6.07%, Maturing May 1, 2013	537,058
Acxiom Corp.
	654,000	Term Loan, 4.94%, Maturing September 15, 2012	431,640
Affinion Group, Inc.
	1,385,810	Term Loan, 4.65%, Maturing October 17, 2012	966,602
Allied Barton Security Service
	498,845	Term Loan, 6.75%, Maturing February 21, 2015	431,501
Education Management, LLC
	2,012,812	Term Loan, 3.25%, Maturing June 1, 2013	1,280,148
Info USA, Inc.
	315,315	Term Loan, 3.46%, Maturing February 14, 2012	244,369
iPayment, Inc.
	480,231	Term Loan, 3.36%, Maturing May 10, 2013	316,952
Kronos, Inc.
	571,104	Term Loan, 3.71%, Maturing June 11, 2014	379,784
Mitchell International, Inc.
	500,000	Term Loan — Second Lien, 6.75%, Maturing March 28, 2015	295,000
N.E.W. Holdings I, LLC
	1,040,075	Term Loan, 5.39%, Maturing May 22, 2014	688,183
Protection One, Inc.
	1,212,060	Term Loan, 2.71%, Maturing March 31, 2012	824,201
Quantum Corp.
	155,625	Term Loan, 4.96%, Maturing July 12, 2014	116,719
Quintiles Transnational Corp.
	900,000	Term Loan — Second Lien, 5.46%, Maturing March 31, 2014	544,500
Sabre, Inc.
	2,642,040	Term Loan, 4.80%, Maturing September 30, 2014	1,159,855
Serena Software, Inc.
	723,768	Term Loan, 4.25%, Maturing March 10, 2013	466,830
Sitel (Client Logic)
EUR	967,676	Term Loan, 6.97%, Maturing January 29, 2014	807,071
	500,864	Term Loan, 9.16%, Maturing January 29, 2014	300,518
Solera Holdings, LLC
EUR	418,530	Term Loan, 5.08%, Maturing May 15, 2014	407,245
SunGard Data Systems, Inc.
	1,801,361	Term Loan, 4.02%, Maturing February 11, 2013	1,244,740
TDS Investor Corp.
	722,578	Term Loan, 3.07%, Maturing August 23, 2013	320,644
EUR	527,114	Term Loan, 5.22%, Maturing August 23, 2013	326,058
	144,986	Term Loan, 6.01%, Maturing August 23, 2013	64,337
Transaction Network Services, Inc.
	307,053	Term Loan, 3.88%, Maturing May 4, 2012	257,924
Valassis Communications, Inc.
	113,141	Term Loan, 3.21%, Maturing March 2, 2014	56,005
	574,404	Term Loan, 3.21%, Maturing March 2, 2014	284,330
WAM Acquisition, S.A.
EUR	153,716	Term Loan, 5.52%, Maturing May 4, 2014	97,797
EUR	93,087	Term Loan, 5.52%, Maturing May 4, 2014	59,223
EUR	153,716	Term Loan, 6.02%, Maturing May 4, 2015	97,797
EUR	93,087	Term Loan, 6.02%, Maturing May 4, 2015	59,223
West Corp.
	1,788,580	Term Loan, 3.47%, Maturing October 24, 2013	1,115,947

			$14,353,325

Cable and Satellite Television — 10.2%

Atlantic Broadband Finance, LLC
	1,727,215	Term Loan, 3.71%, Maturing February 10, 2011	$1,424,952
Bragg Communications, Inc.
	1,185,000	Term Loan, 4.53%, Maturing August 31, 2014	1,019,100
Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 6.06%, Maturing March 29, 2014	1,060,000
	650,000	Term Loan — Second Lien, 7.60%, Maturing March 29, 2014	422,500

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Cequel Communications, LLC
	875,000	Term Loan — Second Lien, 7.69%, Maturing May 5, 2014	412,709
	2,015,196	Term Loan — Second Lien, 9.13%, Maturing May 5, 2014(4)	937,066
CW Media Holdings, Inc.
	320,938	Term Loan, 4.71%, Maturing February 15, 2015	211,819
Foxco Acquisition Sub., LLC
	349,125	Term Loan, 7.25%, Maturing July 2, 2015	219,949
Insight Midwest Holdings, LLC
	1,940,625	Term Loan, 3.91%, Maturing April 6, 2014	1,461,937
Mediacom Broadband Group
	818,485	Term Loan, 2.02%, Maturing January 31, 2015	541,019
Mediacom Illinois, LLC
	1,935,500	Term Loan, 1.95%, Maturing January 31, 2015	1,238,720
NTL Investment Holdings, Ltd.
	1,203,647	Term Loan, 5.83%, Maturing March 30, 2012	932,827
GBP	294,406	Term Loan, 9.63%, Maturing March 30, 2012	302,250
GBP	149,698	Term Loan, 9.63%, Maturing March 30, 2012	153,687
Orion Cable GmbH
EUR	270,679	Term Loan, 6.81%, Maturing October 31, 2014	221,454
EUR	270,679	Term Loan, 8.41%, Maturing October 31, 2015	221,454
ProSiebenSat.1 Media AG
EUR	577,945	Term Loan, 7.53%, Maturing March 2, 2015	65,609
EUR	11,076	Term Loan, 5.95%, Maturing June 26, 2015	7,190
EUR	272,924	Term Loan, 5.95%, Maturing June 26, 2015	177,170
EUR	577,945	Term Loan, 7.78%, Maturing March 2, 2016	65,609
EUR	187,758	Term Loan, 7.90%, Maturing March 2, 2017(4)	16,219
EUR	271,280	Term Loan — Second Lien, 8.90%, Maturing September 2, 2016	29,539
UPC Broadband Holding B.V.
	3,050,000	Term Loan, 3.18%, Maturing December 31, 2014	2,058,750

			$13,201,529

Chemicals and Plastics — 9.5%

Brenntag Holding GmbH and Co. KG
	196,364	Term Loan, 5.07%, Maturing December 23, 2013	$143,836
	803,636	Term Loan, 5.07%, Maturing December 23, 2013	588,664
	600,000	Term Loan — Second Lien, 7.79%, Maturing December 23, 2015	354,000
Celanese Holdings, LLC
	2,240,875	Term Loan, 5.55%, Maturing April 2, 2014	1,540,602
Cognis GmbH
EUR	401,639	Term Loan, 5.33%, Maturing September 15, 2013	355,567
EUR	98,361	Term Loan, 5.33%, Maturing September 15, 2013	87,078
Foamex International, Inc.
	1,146,575	Term Loan, 7.69%, Maturing February 12, 2013	381,236
Georgia Gulf Corp.
	350,350	Term Loan, 7.41%, Maturing October 3, 2013	233,858
Hexion Specialty Chemicals, Inc.
	492,500	Term Loan, 3.75%, Maturing May 5, 2012	179,762
	513,737	Term Loan, 3.75%, Maturing May 5, 2013	216,283
	2,371,027	Term Loan, 6.19%, Maturing May 5, 2013	998,202
INEOS Group
	1,281,522	Term Loan, 8.20%, Maturing December 14, 2013	568,675
	1,281,522	Term Loan, 8.70%, Maturing December 14, 2014	568,141
Innophos, Inc.
	293,250	Term Loan, 3.46%, Maturing August 10, 2010	258,060
Invista B.V
	1,382,269	Term Loan, 2.71%, Maturing April 29, 2011	1,050,524
	404,739	Term Loan, 2.71%, Maturing April 29, 2011	307,602
ISP Chemco, Inc.
	1,379,000	Term Loan, 3.33%, Maturing June 4, 2014	940,019
Kleopatra
	450,000	Term Loan, 6.82%, Maturing January 3, 2016	230,625
EUR	300,000	Term Loan, 7.88%, Maturing January 3, 2016	204,635
Kranton Polymers, LLC
	1,233,042	Term Loan, 5.31%, Maturing May 12, 2013	665,843
Lucite International Group Holdings
	324,876	Term Loan, 2.72%, Maturing July 7, 2013	260,442
	115,042	Term Loan, 2.72%, Maturing July 7, 2013	90,883
MacDermid, Inc.
EUR	399,565	Term Loan, 4.93%, Maturing April 12, 2014	291,593
Millenium Inorganic Chemicals
	179,864	Term Loan, 3.71%, Maturing April 30, 2014	124,106
	500,000	Term Loan — Second Lien, 7.21%, Maturing October 31, 2014	212,500
Propex Fabrics, Inc.
	421,194	Term Loan, 7.25%, Maturing July 31, 2012(4)	123,199
Rockwood Specialties Group, Inc.
	1,253,275	Term Loan, 3.55%, Maturing December 10, 2012	1,017,391
Wellman, Inc.
	873,999	Term Loan, 0.00%, Maturing February 10, 2009(2)(3)	254,334

			$12,247,660

Clothing/Textiles — 1.4%

Hanesbrands, Inc.
	625,893	Term Loan, 5.16%, Maturing September 5, 2013	$503,148
	450,000	Term Loan — Second Lien, 7.27%, Maturing March 5, 2014	318,000
St. John Knits International, Inc.
	613,973	Term Loan, 3.51%, Maturing March 23, 2012	414,432
The William Carter Co.
	727,670	Term Loan, 3.32%, Maturing July 14, 2012	600,328

			$1,835,908

Conglomerates — 6.0%

Amsted Industries, Inc.
	916,752	Term Loan, 6.41%, Maturing October 15, 2010	$563,802
Blount, Inc.
	276,657	Term Loan, 3.63%, Maturing August 9

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Conglomerates (continued)

Doncasters (Dunde HoldCo 4 Ltd.)
	225,253	Term Loan, 4.39%, Maturing July 13, 2015	150,920
	225,253	Term Loan, 4.89%, Maturing July 13, 2015	150,920
EUR	417,379	Term Loan — Second Lien, 7.92%, Maturing January 13, 2016	282,837
GenTek, Inc.
	266,166	Term Loan, 6.09%, Maturing February 25, 2011	231,564
Jarden Corp.
	1,153,989	Term Loan, 3.21%, Maturing January 24, 2012	867,800
	812,815	Term Loan, 3.21%, Maturing January 24, 2012	611,237
Johnson Diversey, Inc.
	842,913	Term Loan, 5.19%, Maturing December 16, 2011	733,335
Polymer Group, Inc.
	1,250,439	Term Loan, 3.38%, Maturing November 22, 2012	894,064
RBS Global, Inc.
	735,000	Term Loan, 5.76%, Maturing July 19, 2013	532,875
	1,177,459	Term Loan, 5.90%, Maturing July 19, 2013	853,658
RGIS Holdings, LLC
	2,158,795	Term Loan, 3.75%, Maturing April 30, 2014	1,109,081
	107,940	Term Loan, 3.96%, Maturing April 30, 2014	55,454
The Manitowoc Company, Inc.
	650,000	Term Loan, 6.50%, Maturing August 21, 2014	460,850

			$7,733,210

Containers and Glass Products — 4.2%

Berry Plastics Corp.
	982,500	Term Loan, 3.88%, Maturing April 3, 2015	$634,327
Consolidated Container Co.
	500,000	Term Loan — Second Lien, 6.50%, Maturing September 28, 2014	121,250
Crown Americas, Inc.
	339,500	Term Loan, 2.95%, Maturing November 15, 2012	298,760
Graham Packaging Holdings Co.
	738,995	Term Loan, 5.50%, Maturing October 7, 2011	538,234
Graphic Packaging International, Inc.
	415,592	Term Loan, 5.21%, Maturing May 16, 2014	293,570
	492,613	Term Loan, 6.68%, Maturing May 16, 2014	368,228
JSG Acquisitions
	990,000	Term Loan, 6.16%, Maturing December 31, 2013	607,200
	990,000	Term Loan, 6.41%, Maturing December 13, 2014	607,200
Owens-Brockway Glass Container
	837,813	Term Loan, 2.70%, Maturing June 14, 2013	679,675
Smurfit-Stone Container Corp.
	343,489	Term Loan, 3.44%, Maturing November 1, 2011	223,022
	423,211	Term Loan, 4.03%, Maturing November 1, 2011	281,435
	821,848	Term Loan, 4.07%, Maturing November 1, 2011	533,614
	377,453	Term Loan, 5.93%, Maturing November 1, 2011	251,006

			$5,437,521

Cosmetics/Toiletries — 0.7%

American Safety Razor Co.
	400,000	Term Loan — Second Lien, 6.72%, Maturing July 31, 2014	$275,000
KIK Custom Products, Inc.
	525,000	Term Loan — Second Lien, 8.54%, Maturing November 30, 2014	98,437
Prestige Brands, Inc.
	654,940	Term Loan, 2.71%, Maturing April 7, 2011	527,227

			$900,664

Drugs — 2.1%

Graceway Pharmaceuticals, LLC
	456,250	Term Loan, 4.21%, Maturing May 3, 2012	$295,042
	150,000	Term Loan, 9.71%, Maturing November 3, 2013	37,500
	500,000	Term Loan — Second Lien, 7.96%, Maturing May 3, 2013	160,000
Pharmaceutical Holdings Corp.
	176,446	Term Loan, 4.69%, Maturing January 30, 2012	142,921
Stiefel Laboratories, Inc.
	610,055	Term Loan, 7.00%, Maturing December 28, 2013	445,340
	797,590	Term Loan, 7.00%, Maturing December 28, 2013	582,241
Warner Chilcott Corp.
	349,934	Term Loan, 3.46%, Maturing January 18, 2012	289,920
	962,639	Term Loan, 3.46%, Maturing January 18, 2012	797,546

			$2,750,510

Ecological Services and Equipment — 1.4%

Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 5.22%, Maturing April 1, 2015	$538,644
Kemble Water Structure, Ltd.
GBP	750,000	Term Loan, 9.74%, Maturing October 13, 2013	729,209
Sensus Metering Systems, Inc.
	639,663	Term Loan, 4.16%, Maturing December 17, 2010	559,705

			$1,827,558

Electronics/Electrical — 4.4%

Aspect Software, Inc.
	858,000	Term Loan, 4.56%, Maturing July 11, 2011	$454,740
	950,000	Term Loan — Second Lien, 9.19%, Maturing July 11, 2013	403,750
FCI International S.A.S.
	114,284	Term Loan, 4.25%, Maturing November 1, 2013	92,570
	110,024	Term Loan, 4.25%, Maturing November 1, 2013	89,119
	110,024	Term Loan, 4.25%, Maturing November 1, 2013	89,119

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Electronics/Electrical (continued)

	114,284	Term Loan, 4.25%, Maturing November 1, 2013	92,570
Infor Enterprise Solutions Holdings
	496,222	Term Loan, 4.21%, Maturing July 28, 2012	263,411
	1,397,127	Term Loan, 5.21%, Maturing July 28, 2012	719,520
	728,936	Term Loan, 7.52%, Maturing July 28, 2012	375,402
	250,000	Term Loan — Second Lien, 6.96%, Maturing March 2, 2014	36,562
	91,667	Term Loan — Second Lien, 7.71%, Maturing March 2, 2014	13,406
	158,333	Term Loan — Second Lien, 7.71%, Maturing March 2, 2014	22,760
Network Solutions, LLC
	368,525	Term Loan, 3.30%, Maturing March 7, 2014	193,475
Open Solutions, Inc.
	1,179,211	Term Loan, 5.96%, Maturing January 23, 2014	341,971
Sensata Technologies Finance Co.
	1,850,273	Term Loan, 5.26%, Maturing April 27, 2013	952,891
Spectrum Brands, Inc.
	32,388	Term Loan, 5.43%, Maturing March 30, 2013	18,137
	638,180	Term Loan, 6.57%, Maturing March 30, 2013	357,381
SS&C Technologies, Inc.
	770,853	Term Loan, 3.40%, Maturing November 23, 2012	543,452
VeriFone, Inc.
	379,500	Term Loan, 3.22%, Maturing October 31, 2013	254,265
Vertafore, Inc.
	483,816	Term Loan, 4.66%, Maturing January 31, 2012	333,833

			$5,648,334

Equipment Leasing — 0.7%

AWAS Capital, Inc.
	916,831	Term Loan — Second Lien, 7.50%, Maturing March 22, 2013	$401,114
The Hertz Corp.
	88,269	Term Loan, 3.28%, Maturing December 21, 2012	52,667
	818,605	Term Loan, 3.32%, Maturing December 21, 2012	488,434

			$942,215

Farming/Agriculture — 0.5%

Central Garden & Pet Co.
	1,012,882	Term Loan, 1.97%, Maturing February 28, 2014	$663,438

			$663,438

Financial Intermediaries — 3.1%

Citco III, Ltd.
	1,476,025	Term Loan, 3.58%, Maturing June 30, 2014	$904,065
Grosvenor Capital Management
	1,216,055	Term Loan, 4.01%, Maturing December 5, 2013	644,509
INVESTools, Inc.
	256,000	Term Loan, 3.71%, Maturing August 13, 2012	215,040
Jupiter Asset Management Group
GBP	220,143	Term Loan, 5.50%, Maturing June 30, 2015	182,785
LPL Holdings, Inc.
	1,896,752	Term Loan, 2.81%, Maturing December 18, 2014	1,365,662
Nuveen Investments, Inc.
	794,000	Term Loan, 3.81%, Maturing November 2, 2014	314,622
Oxford Acquisition III, Ltd.
	451,454	Term Loan, 5.58%, Maturing May 24, 2014	191,868
RJO Holdings Corp. (RJ O’Brien)
	246,875	Term Loan, 4.88%, Maturing July 31, 2014(3)	177,750

			$3,996,301

Food Products — 5.2%

Acosta, Inc.
	1,609,200	Term Loan, 2.72%, Maturing July 28, 2013	$1,001,727
Advantage Sales & Marketing, Inc.
	1,178,794	Term Loan, 3.79%, Maturing March 29, 2013	745,587
Black Lion Beverages III B.V
EUR	147,059	Term Loan, 4.97%, Maturing December 31, 2013	125,718
EUR	852,941	Term Loan, 6.44%, Maturing December 31, 2014	729,163
Dean Foods Co.
	820,163	Term Loan, 2.95%, Maturing April 2, 2014	693,331
Michael Foods, Inc.
	959,646	Term Loan, 3.88%, Maturing November 21, 2010	849,287
Pinnacle Foods Finance, LLC
	498,422	Term Loan, 6.12%, Maturing April 2, 2014	343,413
Provimi Group SA
	147,236	Term Loan, 2.71%, Maturing June 28, 2015	99,139
	119,643	Term Loan, 2.71%, Maturing June 28, 2015	80,560
EUR	266,692	Term Loan, 4.94%, Maturing June 28, 2015	249,614
EUR	154,749	Term Loan, 4.94%, Maturing June 28, 2015	144,840
EUR	255,938	Term Loan, 4.94%, Maturing June 28, 2015	239,550
EUR	348,873	Term Loan, 4.94%, Maturing June 28, 2015	326,533
EUR	19,346	Term Loan — Second Lien, 6.94%, Maturing June 28, 2015	13,446
	225,701	Term Loan — Second Lien, 2.48%, Maturing December 28, 2016(5)	112,850
EUR	557,956	Term Loan — Second Lien, 3.30%, Maturing December 28, 2016(5)	387,794
Reddy Ice Group, Inc.
	1,055,000	Term Loan, 6.50%, Maturing August 9, 2012	619,812

			$6,762,364

Food Service — 3.4%

AFC Enterprises, Inc.
	203,430	Term Loan, 3.75%, Maturing May 23, 2009	$138,333
Aramark Corp.
	991,348	Term Loan, 3.33%, Maturing January 26, 2014	821,270
	64,038	Term Loan, 4.49%, Maturing January 26, 2014	53,051
GBP	491,250	Term Loan, 5.00%, Maturing January 27, 2014	563,270

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Food Service (continued)

Buffets, Inc.
	517,324	DIP Loan, 19.00%, Maturing July 22, 2009	504,390
	244,979	Term Loan, 7.71%, Maturing July 22, 2009(4)	75,944
	24,407	Term Loan, 7.71%, Maturing July 22, 2009(4)	7,566
	74,518	Term Loan, 10.97%, Maturing May 1, 2013	19,635
	501,344	Term Loan, 7.71%, Maturing November 1, 2013(4)	132,104
CBRL Group, Inc.
	936,606	Term Loan, 4.69%, Maturing April 27, 2013	565,085
Denny’s, Inc.
	64,750	Term Loan, 4.15%, Maturing March 31, 2012	47,915
	221,641	Term Loan, 4.35%, Maturing March 31, 2012	164,015
Maine Beverage Co., LLC
	285,714	Term Loan, 5.63%, Maturing June 30, 2010	260,000
NPC International, Inc.
	196,503	Term Loan, 4.12%, Maturing May 3, 2013	133,622
OSI Restaurant Partners, LLC
	69,550	Term Loan, 4.07%, Maturing May 9, 2013	31,674
	773,823	Term Loan, 2.81%, Maturing May 9, 2014	352,412
QCE Finance, LLC
	489,950	Term Loan, 3.75%, Maturing May 5, 2013	262,613
	500,000	Term Loan — Second Lien, 7.22%, Maturing November 5, 2013	231,250
Sagittarius Restaurants, LLC
	178,991	Term Loan, 9.50%, Maturing March 29, 2013	61,305

			$4,425,454

Food/Drug Retailers — 2.4%

General Nutrition Centers, Inc.
	835,864	Term Loan, 4.89%, Maturing September 16, 2013	$557,243
Iceland Foods Group, Ltd.
GBP	532,201	Term Loan, 7.75%, Maturing May 2, 2016(4)	602,573
Pantry, Inc. (The)
	417,904	Term Loan, 3.19%, Maturing May 15, 2014	260,145
	120,310	Term Loan, 3.19%, Maturing May 15, 2014	74,893
Rite Aid Corp.
	2,084,250	Term Loan, 2.71%, Maturing June 1, 2014	1,240,129
	548,625	Term Loan, 6.00%, Maturing June 4, 2014	353,863

			$3,088,846

Forest Products — 3.5%

Appleton Papers, Inc.
	714,125	Term Loan, 4.53%, Maturing June 5, 2014	$526,667
Georgia-Pacific Corp.
	3,194,413	Term Loan, 4.99%, Maturing December 20, 2012	2,624,744
Newpage Corp.
	816,750	Term Loan, 5.31%, Maturing December 5, 2014	523,741
Xerium Technologies, Inc.
	1,311,190	Term Loan, 6.96%, Maturing May 18, 2012	819,494

			$4,494,646

Healthcare — 14.8%

Accellent, Inc.
	911,800	Term Loan, 4.70%, Maturing November 22, 2012	$583,552
Alliance Imaging, Inc.
	1,085,778	Term Loan, 5.32%, Maturing December 29, 2011	912,053
American Medical Systems
	579,878	Term Loan, 2.75%, Maturing July 20, 2012	478,400
AMN Healthcare, Inc.
	146,573	Term Loan, 3.21%, Maturing November 2, 2011	126,786
Bright Horizons Family Solutions, Inc.
	472,625	Term Loan, 7.50%, Maturing May 15, 2015	318,234
Cardinal Health 409, Inc.
	1,308,847	Term Loan, 3.71%, Maturing April 10, 2014	795,124
Carestream Health, Inc.
	1,329,967	Term Loan, 5.42%, Maturing April 30, 2013	802,968
	500,000	Term Loan — Second Lien, 7.97%, Maturing October 30, 2013	134,375
Carl Zeiss Vision Holding GmbH
	630,000	Term Loan, 2.96%, Maturing March 23, 2015	362,250
Concentra, Inc.
	350,000	Term Loan — Second Lien, 6.96%, Maturing June 25, 2015	87,500
ConMed Corp.
	256,167	Term Loan, 2.93%, Maturing April 13, 2013	197,248
CRC Health Corp.
	268,813	Term Loan, 3.71%, Maturing February 6, 2013	163,528
	243,153	Term Loan, 3.71%, Maturing February 6, 2013	147,918
DaVita, Inc.
	715,474	Term Loan, 3.30%, Maturing October 5, 2012	628,851
DJO Finance, LLC
	445,500	Term Loan, 3.91%, Maturing May 15, 2014	316,305
Fenwal, Inc.
	500,000	Term Loan — Second Lien, 7.45%, Maturing August 28, 2014	150,000
Hanger Orthopedic Group, Inc.
	387,941	Term Loan, 2.48%, Maturing May 30, 2013	310,353
HCA, Inc.
	2,569,444	Term Loan, 3.71%, Maturing November 18, 2013	2,031,466
Health Management Association, Inc.
	2,479,784	Term Loan, 3.21%, Maturing February 28, 2014	1,539,237
HealthSouth Corp.
	1,505,812	Term Loan, 4.70%, Maturing March 10, 2013	1,167,004
Iasis Healthcare, LLC
	154,233	Term Loan, 2.46%, Maturing March 14, 2014	110,951
	445,718	Term Loan, 2.46%, Maturing March 14, 2014	320,638
	41,335	Term Loan, 2.47%, Maturing March 14, 2014	29,736

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Healthcare (continued)

Ikaria Acquisition, Inc.
	285,306	Term Loan, 5.67%, Maturing March 28, 2013	206,847
IM U.S. Holdings, LLC
	350,000	Term Loan — Second Lien, 6.14%, Maturing June 26, 2015	213,500
Invacare Corp.
	352,000	Term Loan, 5.02%, Maturing February 12, 2013	278,960
inVentiv Health, Inc.
	464,357	Term Loan, 3.21%, Maturing July 6, 2014	370,325
LifePoint Hospitals, Inc.
	1,107,929	Term Loan, 3.82%, Maturing April 15, 2012	932,738
MultiPlan Merger Corp.
	316,178	Term Loan, 3.00%, Maturing April 12, 2013	227,121
	678,944	Term Loan, 3.00%, Maturing April 12, 2013	487,708
Mylan, Inc.
	318,500	Term Loan, 4.96%, Maturing October 2, 2014	273,379
National Mentor Holdings, Inc.
	552,240	Term Loan, 3.46%, Maturing June 29, 2013	358,956
	33,600	Term Loan, 4.23%, Maturing June 29, 2013	21,840
National Rental Institutes, Inc.
	440,352	Term Loan, 3.75%, Maturing March 31, 2013	264,211
Physiotherapy Associates, Inc.
	399,377	Term Loan, 7.50%, Maturing June 27, 2013	234,634
RadNet Management, Inc.
	294,002	Term Loan, 6.45%, Maturing November 15, 2012	220,502
	350,000	Term Loan — Second Lien, 11.67%, Maturing November 15, 2013	218,750
ReAble Therapeutics Finance, LLC
	893,252	Term Loan, 3.46%, Maturing November 16, 2013	634,209
Renal Advantage, Inc.
	497	Term Loan, 4.50%, Maturing October 5, 2012	340
Select Medical Holdings Corp.
	1,229,606	Term Loan, 4.15%, Maturing February 24, 2012	859,187
Sunrise Medical Holdings, Inc.
	210,884	Term Loan, 5.54%, Maturing May 13, 2010	144,371
Vanguard Health Holding Co., LLC
	1,597,196	Term Loan, 3.30%, Maturing September 23, 2011	1,313,694
Viant Holdings, Inc.
	295,500	Term Loan, 3.71%, Maturing June 25, 2014	152,182

			$19,127,931

Home Furnishings — 2.2%

Hunter Fan Co.
	223,436	Term Loan, 4.74%, Maturing April 16, 2014	$125,683
Interline Brands, Inc.
	523,533	Term Loan, 2.00%, Maturing June 23, 2013	336,370
	363,478	Term Loan, 2.00%, Maturing June 23, 2013	233,535
National Bedding Co., LLC
	982,500	Term Loan, 3.75%, Maturing August 31, 2011	572,306
	350,000	Term Loan — Second Lien, 6.64%, Maturing August 31, 2012	167,417
Oreck Corp.
	668,931	Term Loan, 4.93%, Maturing February 2, 2012(3)	261,552
Sanitec, Ltd. Oy
EUR	490,638	Term Loan, 6.46%, Maturing April 7, 2013	157,350
EUR	490,638	Term Loan, 6.96%, Maturing April 7, 2014	157,350
Simmons Co.
	1,494,584	Term Loan, 9.40%, Maturing December 19, 2011	810,812
	500,000	Term Loan, 8.35%, Maturing February 15, 2012	13,250

			$2,835,625

Industrial Equipment — 3.9%

Brand Energy and Infrastructure Services, Inc.
	419,688	Term Loan, 4.81%, Maturing February 7, 2014	$220,336
CEVA Group PLC U.S.
	551,426	Term Loan, 5.03%, Maturing January 4, 2014	300,527
	65,789	Term Loan, 6.76%, Maturing January 4, 2014	35,855
EPD Holdings (Goodyear Engineering Products)
	40,219	Term Loan, 4.38%, Maturing July 13, 2014	22,020
	280,820	Term Loan, 4.38%, Maturing July 13, 2014	153,749
	425,000	Term Loan — Second Lien, 7.63%, Maturing July 13, 2015	116,875
FR Brand Acquisition Corp.
	491,250	Term Loan, 3.78%, Maturing February 7, 2014	298,025
Generac Acquisition Corp.
	685,340	Term Loan, 6.65%, Maturing November 7, 2013	391,329
	500,000	Term Loan — Second Lien, 8.68%, Maturing April 7, 2014	158,125
Gleason Corp.
	83,902	Term Loan, 4.91%, Maturing June 30, 2013	56,634
	306,063	Term Loan, 4.91%, Maturing June 30, 2013	206,593
Jason, Inc.
	270,036	Term Loan, 3.97%, Maturing April 30, 2010	198,477
John Maneely Co.
	1,412,091	Term Loan, 7.71%, Maturing December 8, 2013	811,952
Kinetek Acquisition Corp.
	134,318	Term Loan, 4.37%, Maturing July 11, 2014	102,082
	358,182	Term Loan, 4.37%, Maturing July 11, 2014	272,218
Polypore, Inc.
	1,604,688	Term Loan, 3.93%, Maturing July 3, 2014	946,766
Sequa Corp.
	397,522	Term Loan, 4.67%, Maturing November 30, 2014	225,792
TFS Acquisition Corp.
	1,099,687	Term Loan, 4.96%, Maturing August 11, 2013	494,859

			$5,012,214

Insurance — 2.6%

AmWINS Group, Inc.
	500,000	Term Loan — Second Lien, 6.47%, Maturing June 8, 2014	$250,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Insurance (continued)

Applied Systems, Inc.
666,176	Term Loan, 4.24%, Maturing September 26, 2013	516,287
CCC Information Services Group, Inc.
308,548	Term Loan, 3.72%, Maturing February 10, 2013	203,642
Conseco, Inc.
1,860,254	Term Loan, 3.83%, Maturing October 10, 2013	1,204,514
Crawford & Company
652,768	Term Loan, 3.96%, Maturing October 31, 2013	528,742
Crump Group, Inc.
470,661	Term Loan, 3.47%, Maturing August 4, 2014	296,516
U.S.I. Holdings Corp.
935,750	Term Loan, 4.21%, Maturing May 4, 2014	402,372

		$3,402,073

Leisure Goods/Activities/Movies — 10.4%

24 Hour Fitness Worldwide, Inc.
875,250	Term Loan, 4.89%, Maturing June 8, 2012	$516,398
AMC Entertainment, Inc.
970,000	Term Loan, 2.22%, Maturing January 26, 2013	709,070
AMF Bowling Worldwide, Inc.
500,000	Term Loan — Second Lien, 8.44%, Maturing December 8, 2013	75,000
Bombardier Recreational Products
979,747	Term Loan, 5.73%, Maturing June 28, 2013	484,975
Carmike Cinemas, Inc.
361,755	Term Loan, 5.33%, Maturing May 19, 2012	258,655
Cedar Fair, L.P.
847,511	Term Loan, 3.44%, Maturing August 30, 2012	539,582
Cinemark, Inc.
1,955,000	Term Loan, 3.58%, Maturing October 5, 2013	1,422,960
Deluxe Entertainment Services
62,564	Term Loan, 3.71%, Maturing January 28, 2011	28,154
639,011	Term Loan, 4.27%, Maturing January 28, 2011	287,555
35,433	Term Loan, 6.01%, Maturing January 28, 2011	15,945
Easton-Bell Sports, Inc.
781,674	Term Loan, 5.28%, Maturing March 16, 2012	557,920
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
5,000	DIP Loan, 0.00% Maturing October 31, 2008(2)(3)(4)	5,000
Mega Blocks, Inc.
822,375	Term Loan, 8.75%, Maturing July 26, 2012	213,818
Metro-Goldwyn-Mayer Holdings, Inc.
4,261,926	Term Loan, 4.24%, Maturing April 8, 2012	1,821,973
National CineMedia, LLC
1,900,000	Term Loan, 3.75%, Maturing February 13, 2015	1,136,833
Regal Cinemas Corp.
2,150,500	Term Loan, 3.21%, Maturing November 10, 2010	1,581,813
Revolution Studios Distribution Co., LLC
563,326	Term Loan, 4.22%, Maturing December 21, 2014	343,629
450,000	Term Loan, 7.47%, Maturing June 21, 2015	72,000
Six Flags Theme Parks, Inc.
677,032	Term Loan, 3.68%, Maturing April 30, 2015	402,834
Southwest Sports Group, LLC
600,000	Term Loan, 4.00%, Maturing December 22, 2010	465,000
Universal City Development Partners, Ltd.
934,709	Term Loan, 6.45%, Maturing June 9, 2011	813,197
WMG Acquisition Corp.
450,000	Revolving Loan, 4.50%, Maturing February 28, 2010(5)	382,500
1,306,029	Term Loan, 4.28%, Maturing February 28, 2011	1,005,643
Zuffa, LLC
494,975	Term Loan, 2.50%, Maturing June 20, 2016	296,160

		$13,436,614

Lodging and Casinos — 3.6%

Ameristar Casinos, Inc.
582,000	Term Loan, 2.47%, Maturing November 10, 2012	$353,565
Green Valley Ranch Gaming, LLC
260,188	Term Loan, 4.25%, Maturing February 16, 2014	112,531
Harrah’s Operating Co.
1,985,000	Term Loan, 5.84%, Maturing January 28, 2015	1,166,896
Herbst Gaming, Inc.
462,565	Term Loan, 0.00% Maturing December 2, 2011(2)	131,831
532,378	Term Loan, 0.00% Maturing December 2, 2011(2)	151,728
LodgeNet Entertainment Corp.
897,505	Term Loan, 3.46%, Maturing April 4, 2014	354,515
New World Gaming Partners, Ltd.
536,250	Term Loan, 6.55%, Maturing June 30, 2014	238,631
108,333	Term Loan, 6.55%, Maturing June 30, 2014	48,208
Penn National Gaming, Inc.
408,494	Term Loan, 3.56%, Maturing October 3, 2012	332,015
Venetian Casino Resort/Las Vegas Sands, Inc.
457,700	Term Loan, 5.52%, Maturing May 14, 2014	211,559
1,812,400	Term Loan, 5.52%, Maturing May 23, 2014	837,731
VML US Finance, LLC
241,667	Term Loan, 6.02%, Maturing May 25, 2012	117,359
483,333	Term Loan, 6.02%, Maturing May 25, 2013	234,719
Wimar OpCo, LLC
1,342,641	Term Loan, 6.50%, Maturing January 3, 2012	324,472

		$4,615,760

Nonferrous Metals/Minerals — 2.0%

Alpha Natural Resources, LLC
442,937	Term Loan, 2.00%, Maturing October 26, 2012	$380,373
Euramax International, Inc.
312,516	Term Loan, 6.75%, Maturing June 28, 2012	148,445
334,211	Term Loan — Second Lien, 10.73%, Maturing June 28, 2013	91,908
165,789	Term Loan — Second Lien, 10.73%, Maturing June 28, 2013	45,592
Murray Energy Corp.
721,875	Term Loan, 6.94%, Maturing January 28, 2010	628,031

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Nonferrous Metals/Minerals (continued)

Noranda Aluminum Acquisition
	196,725	Term Loan, 4.24%, Maturing May 18, 2014	118,035
Novelis, Inc.
	330,898	Term Loan, 3.46%, Maturing June 28, 2014	213,429
	727,977	Term Loan, 3.46%, Maturing June 28, 2014	469,545
Oxbow Carbon and Mineral Holdings
	649,873	Term Loan, 2.84%, Maturing May 8, 2014	411,586
	58,180	Term Loan, 5.76%, Maturing May 8, 2014	36,847

			$2,543,791

Oil and Gas — 2.3%

Atlas Pipeline Partners, L.P.
	825,000	Term Loan, 2.97%, Maturing July 20, 2014	$629,063
Big West Oil, LLC
	220,000	Term Loan, 4.50%, Maturing May 1, 2014	99,000
	175,000	Term Loan, 4.50%, Maturing May 1, 2014	78,750
Dresser, Inc.
	485,288	Term Loan, 4.41%, Maturing May 4, 2014	307,552
	700,000	Term Loan — Second Lien, 7.99%, Maturing May 4, 2015	404,250
Enterprise GP Holdings, L.P.
	600,000	Term Loan, 5.66%, Maturing October 31, 2014	498,000
Hercules Offshore, Inc.
	369,375	Term Loan, 3.21%, Maturing July 6, 2013	243,788
Targa Resources, Inc.
	395,714	Term Loan, 5.76%, Maturing October 31, 2012	251,844
	850,647	Term Loan, 5.93%, Maturing October 31, 2012	541,376

			$3,053,623

Publishing — 9.2%

American Media Operations, Inc.
	1,948,871	Term Loan, 7.56%, Maturing January 31, 2013	$1,018,285
Aster Zweite Beteiligungs GmbH
	500,000	Term Loan, 6.13%, Maturing September 27, 2013	235,000
EUR	236,166	Term Loan, 7.54%, Maturing September 27, 2013	170,707
CanWest MediaWorks, Ltd.
	418,625	Term Loan, 4.20%, Maturing July 10, 2014	217,685
Dex Media West, LLC
	905,000	Term Loan, 7.13%, Maturing October 24, 2014	395,938
European Directories, S.A.
EUR	500,000	Term Loan, 6.69%, Maturing September 4, 2014	545,595
GateHouse Media Operating, Inc.
	350,000	Term Loan, 4.12%, Maturing August 28, 2014	54,600
	725,000	Term Loan, 4.20%, Maturing August 28, 2014	113,100
	325,000	Term Loan, 4.25%, Maturing August 28, 2014	50,700
Idearc, Inc.
	5,897,355	Term Loan, 3.42%, Maturing November 17, 2014	1,861,877
Laureate Education, Inc.
	247,562	Term Loan, 3.75%, Maturing August 17, 2014	136,984
	1,654,293	Term Loan, 3.75%, Maturing August 17, 2014	915,375
Local Insight Regatta Holdings, Inc.
	845,750	Term Loan, 7.75%, Maturing April 23, 2015	397,503
MediaNews Group, Inc.
	378,538	Term Loan, 4.21%, Maturing August 2, 2013	153,308
Mediannuaire Holding
EUR	500,000	Term Loan — Second Lien, 7.27%, Maturing April 10, 2016	139,700
Merrill Communications, LLC
	672,399	Term Loan, 4.32%, Maturing August 9, 2009	406,802
Nebraska Book Co., Inc.
	458,549	Term Loan, 6.38%, Maturing March 4, 2011	270,544
Nelson Education, Ltd.
	246,875	Term Loan, 3.96%, Maturing July 5, 2014	141,953
Nielsen Finance, LLC
	648,869	Term Loan, 4.24%, Maturing August 9, 2013	441,636
Philadelphia Newspapers, LLC
	377,641	Term Loan, 6.00%, Maturing June 29, 2013	84,969
R.H. Donnelley Corp.
	222,215	Term Loan, 6.78%, Maturing June 30, 2010	127,774
Reader’s Digest Association, Inc. (The)
	1,743,938	Term Loan, 4.08%, Maturing March 2, 2014	601,658
SGS International, Inc.
	362,041	Term Loan, 4.14%, Maturing December 30, 2011	235,327
Source Media, Inc.
	551,238	Term Loan, 6.46%, Maturing November 8, 2011	289,400
Trader Media Corp.
GBP	1,337,188	Term Loan, 8.26%, Maturing March 23, 2015	751,714
Tribune Co.
	790,468	Term Loan, 0.00% Maturing May 17, 2009(2)	222,912
	497,487	Term Loan, 0.00% Maturing May 17, 2014(2)	96,596
	1,082,519	Term Loan, 0.00% Maturing May 17, 2014(2)	309,291
Xsys, Inc.
	605,124	Term Loan, 6.13%, Maturing September 27, 2013	284,408
EUR	263,834	Term Loan, 7.54%, Maturing September 27, 2013	190,706
	618,087	Term Loan, 6.13%, Maturing September 27, 2014	290,501
Yell Group, PLC
	1,400,000	Term Loan, 3.46%, Maturing February 10, 2013	819,000

			$11,971,548

Radio and Television — 5.5%

Block Communications, Inc.
	436,500	Term Loan, 3.46%, Maturing December 22, 2011	$355,748
CMP KC, LLC
	481,844	Term Loan, 5.58%, Maturing May 5, 2013	253,884
CMP Susquehanna Corp.
	704,464	Term Loan, 2.97%, Maturing May 5, 2013	165,549
Emmis Operating Co.
	417,769	Term Loan, 3.10%, Maturing November 2, 2013	177,552
Gray Television, Inc.
	599,635	Term Loan, 4.84%, Maturing January 19, 2015	239,854

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*	Borrower/Tranche Description	Value

Radio and Television (continued)

HIT Entertainment, Inc.
585,627	Term Loan, 4.71%, Maturing March 20, 2012	263,532
NEP II, Inc.
319,309	Term Loan, 2.71%, Maturing February 16, 2014	223,516
Nexstar Broadcasting, Inc.
948,397	Term Loan, 3.21%, Maturing October 1, 2012	521,618
897,308	Term Loan, 3.21%, Maturing October 1, 2012	493,519
NextMedia Operating, Inc.
81,130	Term Loan, 4.46%, Maturing November 15, 2012	44,419
36,057	Term Loan, 4.51%, Maturing November 15, 2012	19,741
PanAmSat Corp.
432,921	Term Loan, 6.65%, Maturing January 3, 2014	330,566
432,790	Term Loan, 6.65%, Maturing January 3, 2014	330,466
432,790	Term Loan, 6.65%, Maturing January 3, 2014	330,466
Paxson Communications Corp.
1,350,000	Term Loan, 8.00%, Maturing January 15, 2012	506,250
Raycom TV Broadcasting, LLC
775,000	Term Loan, 3.44%, Maturing June 25, 2014	581,250
SFX Entertainment
567,657	Term Loan, 4.28%, Maturing June 21, 2013	456,964
Sirius Satellite Radio, Inc.
246,875	Term Loan, 5.44%, Maturing December 19, 2012	135,781
Spanish Broadcasting System, Inc.
969,773	Term Loan, 3.21%, Maturing June 10, 2012	284,467
Univision Communications, Inc.
1,578,700	Term Loan — Second Lien, 2.96%, Maturing March 29, 2009	1,112,984
Young Broadcasting, Inc.
860,059	Term Loan, 5.24%, Maturing November 3, 2012	319,297

		$7,147,423

Rail Industries — 1.2%

Kansas City Southern Railway Co.
996,900	Term Loan, 4.07%, Maturing April 26, 2013	$822,443
Rail America, Inc.
50,160	Term Loan, 7.88%, Maturing August 14, 2009	42,887
774,840	Term Loan, 7.88%, Maturing August 13, 2010	662,488

		$1,527,818

Retailers (Except Food and Drug) — 4.8%

American Achievement Corp.
134,355	Term Loan, 3.45%, Maturing March 25, 2011	$96,735
Amscan Holdings, Inc.
294,750	Term Loan, 3.93%, Maturing May 25, 2013	195,272
Claire’s Stores, Inc.
246,250	Term Loan, 3.52%, Maturing May 24, 2014	97,816
Cumberland Farms, Inc.
827,132	Term Loan, 2.93%, Maturing September 29, 2013	674,113
Harbor Freight Tools USA, Inc.
936,584	Term Loan, 9.75%, Maturing July 15, 2010	531,511
Josten’s Corp.
880,379	Term Loan, 5.17%, Maturing October 4, 2011	739,519
Mapco Express, Inc.
240,101	Term Loan, 2.97%, Maturing April 28, 2011	160,868
Orbitz Worldwide, Inc.
1,614,587	Term Loan, 4.26%, Maturing July 25, 2014	726,564
Oriental Trading Co., Inc.
855,549	Term Loan, 4.56%, Maturing July 31, 2013	485,524
700,000	Term Loan — Second Lien, 6.47%, Maturing January 31, 2013	180,250
Rent-A-Center, Inc.
475,570	Term Loan, 3.25%, Maturing November 15, 2012	399,478
Rover Acquisition Corp.
1,127,000	Term Loan, 4.48%, Maturing October 26, 2013	710,010
Savers, Inc.
179,086	Term Loan, 4.63%, Maturing August 11, 2012	134,315
195,919	Term Loan, 4.63%, Maturing August 11, 2012	146,939
The Yankee Candle Company, Inc.
1,830,942	Term Loan, 3.40%, Maturing February 6, 2014	941,104

		$6,220,018

Steel — 0.3%

Algoma Acquisition Corp.
176,258	Term Loan, 4.42%, Maturing June 20, 2013	$109,280
Niagara Corp.
541,750	Term Loan, 5.46%, Maturing June 29, 2014	249,205

		$358,485

Surface Transport — 0.9%

Gainey Corp.
399,989	Term Loan, 0.00%, Maturing April 20, 2012(2)(4)	$52,665
Oshkosh Truck Corp.
902,394	Term Loan, 3.42%, Maturing December 6, 2013	531,661
Ozburn-Hessey Holding Co., LLC
289,915	Term Loan, 5.56%, Maturing August 9, 2012	224,684
Swift Transportation Co., Inc.
1,002,326	Term Loan, 5.83%, Maturing May 10, 2014	366,565

		$1,175,575

Telecommunications — 8.3%

Alaska Communications Systems Holdings, Inc.
527,509	Term Loan, 3.21%, Maturing February 1, 2012	$413,655
Alltel Communications
1,584,962	Term Loan, 3.94%, Maturing May 16, 2015	1,562,922
Asurion Corp.
775,000	Term Loan, 5.20%, Maturing July 13, 2012	529,422
500,000	Term Loan — Second Lien, 7.96%, Maturing January 13, 2013	285,000

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Telecommunications (continued)

Centennial Cellular Operating Co., LLC
	1,833,333	Term Loan, 3.51%, Maturing February 9, 2011	1,750,833
CommScope, Inc.
	1,484,767	Term Loan, 3.97%, Maturing November 19, 2014	1,095,016
FairPoint Communications, Inc.
	3,236,637	Term Loan, 5.75%, Maturing March 31, 2015	2,063,356
Intelsat Subsidiary Holding Co.
	514,500	Term Loan, 6.65%, Maturing July 3, 2013	418,289
Macquarie UK Broadcast Ventures, Ltd.
GBP	413,974	Term Loan, 4.17%, Maturing December 26, 2014	377,946
NTelos, Inc.
	1,093,238	Term Loan, 2.72%, Maturing August 24, 2011	936,085
Palm, Inc.
	419,688	Term Loan, 3.97%, Maturing April 24, 2014	131,152
Stratos Global Corp.
	540,500	Term Loan, 3.95%, Maturing February 13, 2012	449,966
Trilogy International Partners
	475,000	Term Loan, 4.96%, Maturing June 29, 2012	192,375
Windstream Corp.
	641,371	Term Loan, 6.05%, Maturing July 17, 2013	550,243

			$10,756,260

Utilities — 2.6%

AEI Finance Holding, LLC
	145,028	Revolving Loan, 6.16%, Maturing March 30, 2012	$88,467
	1,034,033	Term Loan, 4.46%, Maturing March 30, 2014	589,399
Astoria Generating Co.
	625,000	Term Loan — Second Lien, 4.23%, Maturing August 23, 2013	440,625
Covanta Energy Corp.
	608,998	Term Loan, 3.23%, Maturing February 9, 2014	508,513
	305,155	Term Loan, 5.55%, Maturing February 9, 2014	254,804
NRG Energy, Inc.
	265,966	Term Loan, 2.67%, Maturing June 1, 2014	231,989
	133,341	Term Loan, 2.96%, Maturing June 1, 2014	116,307
Pike Electric, Inc.
	89,534	Term Loan, 2.75%, Maturing July 1, 2012	80,133
	152,897	Term Loan, 2.13%, Maturing December 10, 2012	136,843
TXU Texas Competitive Electric Holdings Co., LLC
	815,607	Term Loan, 5.36%, Maturing October 10, 2014	569,226
	439,363	Term Loan, 5.58%, Maturing October 10, 2014	306,639

			$3,322,945

Total Senior Floating-Rate Interests
(identified cost $350,892,125)			$210,114,392

Corporate Bonds & Notes — 14.0%
Principal
Amount
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

Alion Science and Technologies Corp.
	$75	10.25%, 2/1/15	$34,219
Bombardier, Inc.
	70	8.00%, 11/15/14(6)	61,950
DRS Technologies, Inc., Sr. Sub. Notes
	40	7.625%, 2/1/18	40,200
Hawker Beechcraft Acquisition
	75	9.75%, 4/1/17	20,625
Vought Aircraft Industries, Inc., Sr. Notes
	45	8.00%, 7/15/11	30,600

			$187,594

Air Transport — 0.0%

Continental Airlines
	$80	7.033%, 6/15/11	$46,240

			$46,240

Automotive — 0.2%

Allison Transmission, Inc.
	$60	11.00%, 11/1/15(6)	$29,700
Altra Industrial Motion, Inc.
	180	9.00%, 12/1/11	171,000
Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	26,125
Tenneco, Inc., Sr. Notes
	25	8.125%, 11/15/15	11,625
United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	27,625

			$266,075

Broadcast Radio and Television — 0.0%

Warner Music Group, Sr. Sub. Notes
	$45	7.375%, 4/15/14	$26,550
XM Satellite Radio Holdings, Inc., Sr. Notes
	110	13.00%, 8/1/13(6)	25,850

			$52,400

Brokers/Dealers/Investment Houses — 0.0%

Nuveen Investments, Inc., Sr. Notes

	$60	10.50%, 11/15/15(6)	$13,575

			$13,575

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)		Security	Value

Building and Development — 0.7%

Grohe Holding of GmbH, Variable Rate
EUR	1,000	8.193%, 1/15/14	$646,373
Interface, Inc., Sr. Sub. Notes
	$20	9.50%, 2/1/14	16,100
Interline Brands, Inc., Sr. Sub. Notes
	60	8.125%, 6/15/14	47,700
Panolam Industries International, Sr. Sub. Notes
	220	10.75%, 10/1/13	89,100
Ply Gem Industries, Inc., Sr. Notes
	125	11.75%, 6/15/13	68,125
Texas Industries Inc., Sr. Notes
	65	7.25%, 7/15/13(6)	50,537

			$917,935

Business Equipment and Services — 1.1%

Affinion Group, Inc.
	$55	10.125%, 10/15/13	$40,425
	110	11.50%, 10/15/15	66,687
Ceridian Corp., Sr. Notes
	140	11.50%, 11/15/15(6)	74,725
Education Management, LLC, Sr. Notes
	225	8.75%, 6/1/14	172,125
Education Management, LLC, Sr. Sub. Notes
	310	10.25%, 6/1/16	226,300
First Data Corp.
	10	9.875%, 9/24/5	6,100
Hertz Corp.
	10	8.875%, 1/1/14	6,200
	165	10.50%, 1/1/16	76,106
MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(6)	54,450
Muzak, LLC/Muzak Finance, Sr. Notes
	20	10.00%, 2/15/09	12,000
Rental Service Corp.
	220	9.50%, 12/1/14	122,100
SunGard Data Systems, Inc., Sr. Notes
	400	10.625%, 5/15/15(6)	344,000
Ticketmaster, Sr. Notes
	105	10.75%, 8/1/16(6)	57,225
Travelport, LLC
	205	9.875%, 9/1/14	77,900
West Corp.
	200	9.50%, 10/15/14	111,000

			$1,447,343

Cable and Satellite Television — 0.5%

Cablevision Systems Corp., Sr. Notes, Series B
	$75	8.00%, 4/15/12	$67,125
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
	430	8.75%, 11/15/13	273,050
Charter Communications, Inc., Sr. Notes
	$10	8.375%, 4/30/14	7,700
	100	10.875%, 9/15/14(6)	80,500
Kabel Deutschland GmbH
	135	10.625%, 7/1/14	120,825
Mediacom Broadband Group Corp., LLC, Sr. Notes
	65	8.50%, 10/15/15	42,656
National Cable PLC
	20	8.75%, 4/15/14	15,100

			$606,956

Chemicals and Plastics — 0.1%

INEOS Group Holdings PLC, Sr. Sub. Notes
	$180	8.50%, 2/15/16(6)	$17,100
Nova Chemicals Corp., Sr. Notes, Variable Rate
	105	5.72%, 11/15/13	40,425
Reichhold Industries, Inc., Sr. Notes
	240	9.00%, 8/15/14(6)	159,600

			$217,125

Clothing/Textiles — 0.6%

Levi Strauss & Co., Sr. Notes
	$425	9.75%, 1/15/15	$316,625
	40	8.875%, 4/1/16	27,400
Oxford Industries, Inc., Sr. Notes
	260	8.875%, 6/1/11	197,600
Perry Ellis International, Inc., Sr. Sub. Notes
	255	8.875%, 9/15/13	154,275
Phillips Van Heusen, Sr. Notes
	65	8.125%, 5/1/13	53,950

			$749,850

Conglomerates — 0.1%

RBS Global & Rexnord Corp.
	$95	9.50%, 8/1/14	$71,250
	90	11.75%, 8/1/16	51,525

			$122,775

Containers and Glass Products — 0.5%

Berry Plastics Corp., Sr. Notes, Variable Rate
	$500	9.503%, 2/15/15	$347,500
Intertape Polymer US, Inc., Sr. Sub. Notes
	175	8.50%, 8/1/14	114,625
Pliant Corp.
	230	11.625%, 6/15/09(4)	123,035
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
	155	8.00%, 3/15/17	30,225

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Containers and Glass Products (continued)

Solo Cup Co.
$15	8.50%, 2/15/14	9,675
Stone Container Corp., Sr. Notes
20	8.375%, 7/1/12	3,400

		$628,460

Ecological Services and Equipment — 0.1%

Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$175,175

		$175,175

Electronics/Electrical — 0.3%

Advanced Micro Devices, Inc., Sr. Notes
$110	7.75%, 11/1/12	$48,675
Amkor Technologies, Inc., Sr. Notes
20	7.125%, 3/15/11	13,525
30	7.75%, 5/15/13	17,212
95	9.25%, 6/1/16	55,575
Avago Technologies Finance
95	10.125%, 12/1/13	72,794
115	11.875%, 12/1/15	80,500
NXP BV/NXP Funding, LLC, Variable Rate
425	7.503%, 10/15/13	142,906

		$431,187

Financial Intermediaries — 0.4%

Ford Motor Credit Co.
$185	7.375%, 10/28/09	$162,500
Ford Motor Credit Co., Sr. Notes
75	5.70%, 1/15/10	63,752
225	7.875%, 6/15/10	180,096
10	9.875%, 8/10/11	7,381
General Motors Acceptance Corp., Variable Rate
60	3.399%, 5/15/09	57,375

		$471,104

Food Products — 0.2%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$290	11.50%, 11/1/11	$247,950

		$247,950

Food Service — 0.3%

Aramark Services, Inc.
$80	8.50%, 2/1/15	$72,800
El Pollo Loco, Inc.
195	11.75%, 11/15/13	145,275
NPC International, Inc., Sr. Sub. Notes
$185	9.50%, 5/1/14	135,050

		$353,125

Food/Drug Retailers — 0.4%

General Nutrition Center, Sr. Notes, Variable Rate
$365	7.584%, 3/15/14(4)	$206,225
General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	118,650
Rite Aid Corp.
15	10.375%, 7/15/16	11,100
240	7.50%, 3/1/17	157,200

		$493,175

Forest Products — 0.2%

Jefferson Smurfit Corp., Sr. Notes
$50	8.25%, 10/1/12	$8,750
40	7.50%, 6/1/13	7,200
NewPage Corp.
285	10.00%, 5/1/12	126,825
190	12.00%, 5/1/13	55,100
NewPage Corp., Variable Rate
80	9.443%, 5/1/12	31,000
Verso Paper Holdings, LLC/Verso Paper, Inc.
145	11.375%, 8/1/16	44,225

		$273,100

Healthcare — 1.5%

Accellent, Inc.
$150	10.50%, 12/1/13	$103,500
Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17	20,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	158,950
Biomet, Inc.
350	11.625%, 10/15/17	301,000
Community Health Systems, Inc.
80	8.875%, 7/15/15	74,000
DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	68,875
HCA, Inc.
143	8.75%, 9/1/10	137,995
16	7.875%, 2/1/11	14,160
65	9.125%, 11/15/14	60,450
220	9.25%, 11/15/16	202,400
MultiPlan Inc., Sr. Sub. Notes
260	10.375%, 4/15/16(6)	211,900
National Mentor Holdings, Inc.
170	11.25%, 7/1/14	134,725

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Healthcare — 1.5% (continued)

Res-Care, Inc., Sr. Notes
$105	7.75%, 10/15/13	86,100
US Oncology, Inc.
145	9.00%, 8/15/12	132,675
290	10.75%, 8/15/14	237,800

		$1,945,130

Industrial Equipment — 0.1%

Chart Industries, Inc., Sr. Sub. Notes
$105	9.125%, 10/15/15	$79,275
ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(6)	56,400
ESCO Corp., Sr. Notes, Variable Rate
80	5.871%, 12/15/13(6)	51,600

		$187,275

Insurance — 0.1%

Alliant Holdings I, Inc.
$55	11.00%, 5/1/15(6)	$29,975
Hub International Holdings
70	9.00%, 12/15/14(6)	43,137
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	6.024%, 11/15/14(6)	20,562

		$93,674

Leisure Goods/Activities/Movies — 0.5%

AMC Entertainment, Inc.
$350	11.00%, 2/1/16	$246,312
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13(2)(6)	2,625
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(2)(6)	10,725
Marquee Holdings, Inc., Sr. Disc. Notes
365	9.505%, 8/15/14	187,975
Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	28,750
20	6.875%, 12/1/13	11,300
10	7.25%, 6/15/16	5,500
20	7.25%, 3/15/18	10,300
Universal City Development Partners, Sr. Notes
145	11.75%, 4/1/10	93,887

		$597,374

Lodging and Casinos — 1.2%

Buffalo Thunder Development Authority
$265	9.375%, 12/15/14(6)	$54,325
CCM Merger, Inc.
$180	8.00%, 8/1/13(6)	93,600
Chukchansi EDA, Sr. Notes, Variable Rate
150	6.095%, 11/15/12(6)	75,375
Eldorado Casino Shreveport
44	10.00%, 8/1/12(4)	39,554
Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(6)	26,138
Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(2)(6)	14,400
Host Hotels and Resorts, LP, Sr. Notes
130	6.75%, 6/1/16	95,550
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
75	11.00%, 11/1/12(6)	41,250
Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/10	90,450
Majestic HoldCo, LLC
75	12.50%, 10/15/11(6)	563
MGM Mirage, Inc.
10	7.50%, 6/1/16	6,388
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	52,275
120	7.125%, 8/15/14	61,200
115	6.875%, 2/15/15	58,650
OED Corp./Diamond Jo, LLC
203	8.75%, 4/15/12	140,070
Park Place Entertainment
190	7.875%, 3/15/10	126,350
Pinnacle Entertainment, Inc., Sr. Sub. Notes
10	8.25%, 3/15/12	7,650
75	7.50%, 6/15/15	43,875
Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(6)	48,440
San Pasqual Casino
55	8.00%, 9/15/13(6)	40,150
Scientific Games Corp.
30	7.875%, 6/15/16(6)	24,300
Seminole Hard Rock Entertainment, Variable Rate
95	4.496%, 3/15/14(6)	48,688
Trump Entertainment Resorts, Inc.
20	8.50%, 6/1/15(2)	2,750
Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(6)	131,175
Waterford Gaming, LLC, Sr. Notes
164	8.625%, 9/15/14(6)	104,534
Wynn Las Vegas, LLC
220	6.625%, 12/1/14	167,200

		$1,594,900

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Nonferrous Metals/Minerals — 0.2%

Aleris International, Inc., Sr. Notes
$275	9.00%, 12/15/14	$17,875
FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(6)	207,675
Freeport-McMoran Copper & Gold, Inc., Sr. Notes
70	8.375%, 4/1/17	57,480

		$283,030

Oil and Gas — 1.3%

Allis-Chalmers Energy, Inc., Sr. Notes
$180	9.00%, 1/15/14	$96,300
Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	51,025
Clayton Williams Energy, Inc.
95	7.75%, 8/1/13	53,675
Compton Pet Finance Corp.
195	7.625%, 12/1/13	59,475
Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	21,450
El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	111,034
Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	55,250
Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	99,825
OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	25,750
100	8.25%, 12/15/14	54,500
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	66,300
Petrohawk Energy Corp.
435	9.125%, 7/15/13	354,525
65	7.875%, 6/1/15(6)	48,425
Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	40,950
Petroplus Finance, Ltd.
155	7.00%, 5/1/17(6)	95,325
Plains Exploration & Production Co.
95	7.00%, 3/15/17	65,550
Quicksilver Resources, Inc.
10	8.25%, 8/1/15	6,400
155	7.125%, 4/1/16	83,700
Sandridge Energy, Inc., Sr. Notes
155	8.00%, 6/1/18(6)	86,800
SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15(2)(6)	11,600
SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	23,250
Stewart & Stevenson, LLC, Sr. Notes
225	10.00%, 7/15/14	140,625
VeraSun Energy Corp.
$55	9.875%, 12/15/12	$33,275

		$1,685,009

Publishing — 0.5%

Dex Media West/Finance, Series B
$97	9.875%, 8/15/13	$23,280
Harland Clarke Holdings
20	9.50%, 5/15/15	7,700
Laureate Education, Inc.
45	10.00%, 8/15/15(6)	29,531
488	10.25%, 8/15/15(4)(6)	255,477
Local Insight Regatta Holdings, Inc.
50	11.00%, 12/1/17	13,250
Nielsen Finance, LLC
325	10.00%, 8/1/14	261,625
Nielsen Finance, LLC
75	12.50%, (0.00% until 2011), 8/1/16	27,563
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
245	9.00%, 2/15/17	22,356

		$640,782

Radio and Television — 0.1%

LBI Media, Inc., Sr. Disc. Notes
$80	11.00%, 10/15/13	$32,400
Rainbow National Services, LLC, Sr. Sub. Debs
80	10.375%, 9/1/14(6)	71,600

		$104,000

Rail Industries — 0.3%

American Railcar Industry, Sr. Notes
$100	7.50%, 3/1/14	$66,500
Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	127,875
100	7.375%, 6/1/14	82,320
105	8.00%, 6/1/15	83,475

		$360,170

Retailers (Except Food and Drug) — 0.7%

Amscan Holdings, Inc., Sr. Sub. Notes
$220	8.75%, 5/1/14	$129,800
Neiman Marcus Group, Inc.
380	9.00%, 10/15/15	169,100
515	10.375%, 10/15/15	224,025
Sally Holdings, LLC
5	9.25%, 11/15/14	4,325
Sally Holdings, LLC, Sr. Notes
245	10.50%, 11/15/16	167,825

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Retailers (Except Food and Drug) (continued)

Toys “R” Us
$110	7.375%, 10/15/18	40,150
Yankee Acquisition Corp., Series B
295	8.50%, 2/15/15	139,019

		$874,244

Steel — 0.1%

RathGibson, Inc., Sr. Notes
$240	11.25%, 2/15/14	$54,600
Steel Dynamics, Inc., Sr. Notes
110	7.375%, 11/1/12	80,850

		$135,450

Surface Transport — 0.1%

CEVA Group, PLC, Sr. Notes
$110	10.00%, 9/1/14(6)	$82,088

		$82,088

Telecommunications — 1.2%

Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$120	10.125%, 6/15/13	$121,800
Digicel Group, Ltd., Sr. Notes
255	9.25%, 9/1/12(6)	218,025
367	9.125%, 1/15/15(6)	233,045
Intelsat Bermuda, Ltd.
400	11.25%, 6/15/16	366,000
Nortel Networks, Ltd.
70	10.75%, 7/15/16	18,900
215	10.75%, 7/15/16(6)	58,050
Qwest Corp., Sr. Notes, Variable Rate
475	5.246%, 6/15/13	356,250
Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	97,125
30	8.625%, 8/1/16	26,700

		$1,495,895

Utilities — 0.3%

AES Corp., Sr. Notes
$8	8.50%, 5/15/13(6)	$7,720
Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	13,800
NGC Corp.
205	7.625%, 10/15/26	100,450
NRG Energy, Inc.
$85	7.25%, 2/1/14	79,688
190	7.375%, 1/15/17	175,275
Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	8,350

		$385,283

Total Corporate Bonds & Notes
(identified cost $29,547,197)		$18,165,448

Asset Backed Securities — 0.8%
Principal
Amount
(000’s omitted)	Security	Value

$377	Alzette European CLO SA, Series 2004-1A, Class E2, 8.50%, 12/15/20(6)(7)	$205,209
380	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(6)(7)	63,346
500	Babson Ltd., Series 2005-1A, Class C1, 6.703%, 4/15/19(6)(7)	75,950
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 6.803%, 1/15/19(6)(7)	87,950
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 4.74%, 8/11/16(6)(7)	89,800
500	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(6)	102,200
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 9.30%, 7/17/19(6)(7)	86,750
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 7.349%, 3/25/20(6)(7)	165,400
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 4.67%, 4/25/21(6)(7)	132,700

Total Asset Backed Securities
(identified cost $5,223,517)		$1,009,305

Common Stocks — 0.0%
Shares	Security	Value

Automotive — 0.0%

10,443	Hayes Lemmerz International(8)	$4,699

		$4,699

Cable/Satellite TV — 0.0%

26	Time Warner Cable, Inc., Class A(8)	$558

		$558

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Lodging and Casinos — 0.0%

289	Shreveport Gaming Holdings, Inc.(3)	$4,653

		$4,653

Total Common Stocks
(identified cost $104,846)		$9,910

Preferred Stocks — 0.1%
Shares	Security	Value

Automotive — 0.0%

35	Hayes Lemmerz International, Series A, Convertible(8)(9)	$259

		$259

Chemical and Plastics — 0.0%

15	Key Plastics, LLC, Series A(3)(8)(9)	$0

		$0

Telecommunications — 0.1%

1,783	Crown Castle International Corp., 6.25%(4)	$64,300

		$64,300

Total Preferred Stocks
(identified cost $99,233)		$64,559

Miscellaneous — 0.0%
Shares	Security	Value

Cable and Satellite Television — 0.0%

261,268	Adelphia Recovery Trust(8)	$4,572
270,000	Adelphia, Inc., Escrow Certificate(8)	9,112

		$13,684

Total Miscellaneous
(identified cost $252,930)		$13,684

Closed-End Investment Companies — 2.5%
Shares	Security	Value

17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$152,739
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	83,822
8,345	BlackRock Global Floating Rate Income Trust Fund	65,926
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	7,866
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	1,404,172
296,293	ING Prime Rate Trust	971,841
5,140	LMP Corporate Loan Fund, Inc.	31,405
23,301	Nuveen Floating Rate Income Fund	140,738
3,401	Nuveen Floating Rate Income Opportunity Fund	18,229
11,375	Nuveen Senior Income Fund	37,196
55	PIMCO Floating Rate Income Fund	392
647	PIMCO Floating Rate Strategy Fund	3,979
117	Pioneer Floating Rate Trust	823
136,255	Van Kampen Senior Income Trust	348,813

Total Closed-End Investment Companies
(identified cost $7,439,831)		$3,267,941

Short-Term Investments — 0.3%
Interest
(000’s omitted)	Description	Value

$374	Cash Management Portfolio, 0.75%(10)	$373,937

Total Short-Term Investments
(identified cost $373,937)		$373,937

Total Investments — 180.1%
(identified cost $393,933,616)		$233,019,176

Less Unfunded Loan
Commitments — (0.8)%		$(965,743)

Net Investments — 179.3%
(identified cost $392,967,873)		$232,053,433

Other Assets, Less Liabilities — 5.7%		$7,351,688

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (85.0)%		$(110,001,534)

Net Assets Applicable to Common Shares — 100.0%		$129,403,587

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Industry classifications included in the Portfolio of Investments are unaudited.

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of the securities is $4,513,740 or 3.5% of the Trust’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2008.

(8)	Non-income producing security.

(9)	Restricted security.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2008.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2008

Assets

Unaffiliated investments, at value (identified cost, $392,593,936)	$231,679,496
Affiliated investment, at value (identified cost, $373,937)	373,937
Cash	1,748,544
Foreign currency, at value (identified cost, $121,589)	117,510
Receivable for investments sold	3,315,543
Dividends and interest receivable	4,871,044
Interest receivable from affiliated investment	1,264
Receivable for open forward foreign currency contracts	114,434
Prepaid expenses	20,396

Total assets	$242,242,168

Liabilities

Notes payable	$2,000,000
Payable to affiliate for investment adviser fee	445,671
Payable to affiliate for administration fee	141,924
Payable for closed swap contracts	7,141
Payable to affiliate for Trustees’ fees	2,806
Accrued expenses	239,505

Total liabilities	$2,837,047

Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,001,534

Net assets applicable to common shares	$129,403,587

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,513,875 shares issued and outstanding	$365,139
Additional paid-in capital	362,559,481
Accumulated net realized loss (computed on the basis of identified cost)	(74,254,128)
Accumulated undistributed net investment income	1,463,864
Net unrealized depreciation (computed on the basis of identified cost)	(160,730,769)

Net assets applicable to common shares	$129,403,587

Net Asset Value Per Common Share

($129,403,587 ÷ 36,513,875 common shares issued and outstanding)	$3.54

Statement of Operations

For the Six Months Ended
December 31, 2008

Investment Income

Interest	$14,822,014
Dividends	241,083
Interest income allocated from affiliated investment	33,286
Expenses allocated from affiliated investment	(7,940)

Total investment income	$15,088,443

Expenses

Investment adviser fee	$1,676,336
Administration fee	495,287
Trustees’ fees and expenses	8,386
Preferred shares service fee	139,961
Legal and accounting services	115,081
Custodian fee	96,759
Printing and postage	20,938
Transfer and dividend disbursing agent fees	18,923
Interest expense and fees	1,384,829
Miscellaneous	42,063

Total expenses	$3,998,563

Deduct —
Reduction of custodian fee	$527

Total expense reductions	$527

Net expenses	$3,998,036

Net investment income	$11,090,407

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(27,944,060)
Swap contracts	376
Foreign currency and forward foreign currency exchange contract transactions	5,233,024

Net realized loss	$(22,710,660)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(121,750,403)
Swap contracts	(9,108)
Foreign currency and forward foreign currency exchange contracts	157,848

Net change in unrealized appreciation (depreciation)	$(121,601,663)

Net realized and unrealized loss	$(144,312,323)

Distributions to preferred shareholders

From net investment income	(1,070,581)

Net decrease in net assets from operations	$(134,292,497)

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	December 31, 2008	Year Ended
in Net Assets	(Unaudited)	June 30, 2008

From operations —
Net investment income	$11,090,407	$27,044,311
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(22,710,660)	(5,337,175)
Net change in unrealized appreciation (depreciation) of investments, swap contracts and foreign currency and forward foreign currency exchange contracts	(121,601,663)	(42,805,489)
Distributions to preferred shareholders —
From net investment income	(1,070,581)	(4,841,699)

Net decrease in net assets from operations	$(134,292,497)	$(25,940,052)

Distributions to common shareholders —
From net investment income	$(9,408,356)	$(22,062,231)

Total distributions to common shareholders	$(9,408,356)	$(22,062,231)

Capital share transactions —
Reinvestment of distributions to common shareholders	$163,928	$—

Total increase in net assets from capital share transactions	$163,928	$—

Net decrease in net assets	$(143,536,925)	$(48,002,283)

Net Assets Applicable to Common Shares

At beginning of period	$272,940,512	$320,942,795

At end of period	$129,403,587	$272,940,512

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,463,864	$852,394

Statement of Cash Flows

Six Months Ended
Cash Flows From Operating Activities	December 31, 2008

Net decrease in net assets from operations	$(134,292,497)
Distributions to preferred shareholders	1,070,581

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(133,221,916)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(12,944,810)
Investments sold and principal repayments	110,551,334
Decrease in short term investments, net	6,497,906
Net accretion/amortization of premium (discount)	(183,382)
Increase in dividends and interest receivable	(1,218,899)
Decrease in interest receivable from affiliated investment	8,463
Increase in receivable for investments sold	(3,269,880)
Decrease in receivable for open swap contracts	9,108
Increase in receivable for open forward foreign currency contracts	(67,772)
Decrease in prepaid expenses	9,835
Decrease in payable for investments purchased	(3,990,872)
Increase in payable for closed swap contracts	7,141
Increase in payable to affiliate for investment adviser fee	106,309
Increase in payable to affiliate for Trustees’ fees	2,806
Increase in payable to affiliate for administration fee	41,507
Decrease in unfunded loan commitments	(1,001,941)
Decrease in accrued expenses	(270,658)
Net change in unrealized (appreciation) depreciation of investments	121,750,403
Net realized (gain) loss from investments	27,944,060

Net cash provided by operating activities	$110,758,742

Cash Flows From Financing Activities

Cash distributions paid to common shareholders, net of reinvestments	$(9,244,428)
Distributions to preferred shareholders	(1,158,124)
Decrease in notes payable	(103,000,000)

Net cash used in financing activities	$(113,402,552)

Net decrease in cash	$(2,643,810)

Cash at beginning of period(1)	$4,509,864

Cash at end of period(1)	$1,866,054

Supplemental disclosure of cash flow information:

Reinvestment of dividends and distributions	$163,928
Cash paid for interest and fees on borrowings	$1,563,598

(1) Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$7.480		$8.800	$8.740	$8.760	$8.780	$8.500

Income (loss) from operations

Net investment income(1)	$0.304		$0.742	$0.801	$0.697	$0.533	$0.468
Net realized and unrealized gain (loss)	(3.957)		(1.324)	0.060	(0.026)	(0.029)	0.293
Distributions to preferred shareholders from net investment income(1)	(0.029)		(0.133)	(0.154)	(0.122)	(0.068)	(0.035)

Total income (loss) from operations	$(3.682)		$(0.715)	$0.707	$0.549	$0.436	$0.726

Less distributions to common shareholders

From net investment income	$(0.258)		$(0.605)	$(0.647)	$(0.569)	$(0.456)	$(0.446)

Total distributions to common shareholders	$(0.258)		$(0.605)	$(0.647)	$(0.569)	$(0.456)	$(0.446)

Net asset value — End of period (Common shares)	$3.540		$7.480	$8.800	$8.740	$8.760	$8.780

Market value — End of period (Common shares)	$3.410		$6.620	$8.570	$8.130	$8.040	$9.460

Total Investment Return on Net Asset Value(2)	(50.04	)%(9)	(7.58)%	8.70%	7.02%	5.16%	8.65%

Total Investment Return on Market Value(2)	(45.62	)%(9)	(16.01)%	13.81%	8.46%	(10.42)%	11.59%

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2008
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$129,404		$272,941	$320,943	$318,871	$319,404	$318,792
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses before custodian fee reduction excluding interest and fees	2.46	%(7)	2.22%	2.21%	2.16%	2.20%	2.17%
Interest and fee expense	1.30	%(7)	1.95%	2.16%	1.76%	1.02%	0.54%
Total expenses before custodian fee reduction	3.76	%(7)	4.17%	4.36%	3.92%	3.22%	2.71%
Expenses after custodian fee reduction excluding interest and fees	2.46	%(7)	2.22%	2.20%	2.16%	2.20%	2.17%
Net investment income	10.41	%(7)	9.47%	9.11%	7.94%	6.06%	5.41%
Portfolio Turnover	3	%(8)	26%	64%	55%	72%	82%

The ratios reported above are based on net assets attributable soley to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses before custodian fee reduction excluding interest and fees	1.62	%(7)	1.60%	1.64%	1.61%	1.64%	1.61%
Interest and fee expense	0.85	%(7)	1.41%	1.61%	1.31%	0.76%	0.40%
Total expenses before custodian fee reduction	2.47	%(7)	3.01%	3.25%	2.92%	2.40%	2.01%
Expenses after custodian fee reduction excluding interest and fees	1.62	%(7)	1.60%	1.64%	1.61%	1.64%	1.61%
Net investment income	6.85	%(7)	6.84%	6.79%	5.91%	4.51%	4.00%

Senior Securities:
Total notes payable outstanding (in 000’s)	$2,000		$105,000	$110,000	$120,000	$120,000	$120,000
Asset coverage per $1,000 of notes payable(4)	$120,703		$4,648	$4,918	$4,574	$4,579	$4,573
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(5)	$53,885		$56,770	$61,489	$59,672	$59,734	$59,657
Involuntary liquidation preference per preferred share(6)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(5)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 216% at December 31, 2008 and 227%, 246%, 239%, 239% and 239% at June 30, 2008, 2007, 2006, 2005 and 2004, respectively

(6)	Plus accumulated and unpaid dividends.

(7)	Annualized.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations obtained by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2008, the Trust, for federal income tax purposes, had a capital loss carryforward of $46,263,112 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2010 ($25,817,521), June 30, 2011 ($13,711,847), June 30, 2012 ($6,681,243) and June 30, 2016 ($52,501).

As of December 31, 2008, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

specific foreign currency at a fixed price on a future date. The Trust may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to December 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of December 31, 2008 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee equivalent to 0.25% of the liquidation value of the APS to broker-dealers as a service fee.

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
	December 31, 2008	Shareholders	Rates	Ranges

Series A	0.11%	$527,414	1.90%	0.11%–3.35%
Series B	0.13%	$543,167	1.96%	0.09%–3.93%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of December 31, 2008.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.85% of the Trust’s average weekly gross assets and is payable monthly. The portion of the adviser fees payable by Cash Management on the Trust’s investment of cash therein is credited against the Trust’s adviser fee. For the six months ended December 31, 2008, the Trust’s adviser fee totaled $1,683,974 of which $7,638 was allocated from Cash Management and $1,676,336 was paid or accrued directly by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2008, the administration fee amounted to $495,287.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $12,944,810 and $110,551,334, respectively, for the six months ended December 31, 2008.

6   Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended December 31, 2008 were 47,378. There were no transactions in common shares for the year ended June 30, 2008.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$392,738,037

Gross unrealized appreciation	$2,402,580
Gross unrealized depreciation	(163,087,184)

Net unrealized depreciation	$(160,684,604)

8   Restricted Securities

At December 31, 2008, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Date of
Description	Acquisition	Shares	Cost	Value

Preferred Stocks

Hayes Lemmerz International, Series A, Convertible	6/4/03	35	$1,750	$259
Key Plastics, LLC, Series A	4/26/01	15	15,000	0

			$16,750	$259

9   Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Appreciation

1/30/09	British Pound Sterling 2,834,478	United States Dollar 4,099,222	$26,809
1/30/09	Euro 6,556,556	United States Dollar 9,191,308	87,625

			$114,434

At December 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

10   Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the “Agreement”) with conduit lenders and a bank that allows it to borrow up to $90 million ($120 million prior to October 21, 2008) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust also pays a program fee of 1.25% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 1.25% per annum on the amount of the facility. Prior to October 31, 2008, the Trust paid a program fee and a liquidity fee of 1.00% each per annum and prior to October 21, 2008, paid a program fee of 0.24% per annum and a liquidity fee of 0.13% per annum. Program and commitment fees for the six months ended December 31, 2008 totaled $355,273 and are included in interest expense in the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2008, the Trust had borrowings outstanding under the Agreement of $2,000,000 at an interest rate of 3.03%. For the six months ended December 31, 2008, the average borrowings under the Agreement and the average interest rate (annualized) were $67,888,587 and 3.01%, respectively.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Concentration of Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated

Eaton Vance Senior Income Trust as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13   Fair Value Measurements

The Trust adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective July 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$3,346,610	$114,434
Level 2	Other Significant Observable Inputs	227,830,657	—
Level 3	Significant Unobservable Inputs	876,166	—

Total		$232,053,433	$114,434

*	Other financial instruments include forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In
Securities

Balance as of June 30, 2008	$544,100
Realized gains (losses)	(14)
Change in net unrealized appreciation (depreciation)	(101,892)
Net purchases (sales)	(3,484)
Accrued discount (premium)	372
Net transfer to (from) Level 3	437,084

Balance as of December 31, 2008	$876,166

14   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Trust’s financial statement disclosures.

Eaton Vance Senior Income Trust

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 17, 2008. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, Thomas E. Faust Jr. and Ronald A. Pearlman as Class I Trustees of the Trust for a three-year term expiring in 2011. Mr. Pearlman was designated the Nominee to be elected solely by APS shareholders.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Benjamin C. Esty	31,699,175	709,792
Thomas E. Faust Jr.	31,703,947	705,019

Nominee for Trustee	Number of Shares
Elected by APS Shareholders	For	Withheld

Ronald A. Pearlman	3,390	192

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust’s transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Income Trust
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders
As of December 31, 2008, our records indicate that there are 290 registered shareholders and approximately 13,760 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund’s performance relative to its peers is affected by management’s focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

OFFICERS AND TRUSTEES

Officers
 Scott H. Page
President

John P. Redding
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Senior Income Trust
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Senior Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

171-2/09	SITSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page President
Date: February 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: February 13, 2009

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 13, 2009